Property and equipment	12 Months Ended
Dec. 31, 2023
Property and equipment [Abstract]
Property and equipment
9	Property and equipment

Property and equipment as of December 31, 2023 and 2022 are summarized as follows:

	2023
	Net balances at beginning of year	Additions		Disposals	Transfers and others		Depreciation	Net balances at year end	Estimated useful lives (years)
Maritime equipment	$53,579	$-		$-	$(9,659)		$23,172	$20,748	3
Shipyard	114	-		-	-		30	84	40
Major maintenance	14,582	23,301		-	(4,857)		10,929	22,097	2.5
Buildings and facilities	103,815	-		-	404		3,186	101,033	20 y 25
Warehousing equipment	601	-		-	(392)		177	32	10
Computer equipment	182	93		-	(22)		102	151	3 y 4
Terminal equipment	20,996	-		-	-		2,133	18,863	10
Ground transportation equipment	3,132	2,096		-	-		898	4,330	4.5 y 10
Other equipment	10,101	128		-	23		1,538	8,714
	207,102	25,618		-	(14,503)		42,165	176,052
Lands	1,147,174	-		-	272,500	(b)	-	1,419,674
Constructions in progress	136,495	105,727	(a)	-	(11,816)		-	230,406
	$1,490,771	$131,345		$-	$246,181		$42,165	$1,826,132

	2022
	Net balances at beginning of year	Additions	Disposals		Transfers and others	Depreciation	Net balances at year end	Estimated useful lives (years)
Maritime equipment	$70,838	$-	$-		$(4,099)	$13,160	$53,579	3
Shipyard	149	-	-		-	35	114	40
Major maintenance	1,945	-	-		15,185	2,548	14,582	2.5
Buildings and facilities	116,714	425	-		(9,780)	3,544	103,815	20 y 25
Warehousing equipment	387	290	-		(1)	75	601	10
Computer equipment	277	49	-		(5)	139	182	3 y 4
Terminal equipment	23,337	1	-		(2)	2,340	20,996	10
Ground transportation equipment	2,564	1,321	-		-	753	3,132	4.5 y 10
Other equipment	8,434	3,620	-		(458)	1,495	10,101
	224,645	5,706	-		840	24,089	207,102
Lands	1,199,550	-	61,973	(c)	9,597	-	1,147,174
Constructions in progress	116,743	19,525	-		227	-	136,495
	$1,540,938	$25,231	$61,973		$10,664	$24,089	$1,490,771

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization, and loss from revaluation on the consolidated statements of profit or loss.

The accumulated depreciation on property and equipment at December 31, 2023 and 2022 is $183,592 and $141,427, respectively.

(a)
Consists mainly of the design and conversion projects for the Aurora Pearl and World Peridot mud vessels for $65,857 and $36,443, respectively. The start of operations of these vessels occurred at the end of the 1st quarter of 2024.

(b)
Corresponds to the transfer of assets available for sale because the sale has not been completed. As of December 31, 2022, the asset held for sale corresponds to land located at Tuxpan Veracruz. During Q4 of 2023, the offer maintained by an independent third party was withdrawn due to changes in its strategic plan. In addition, Management decided not to continue with the plans to sell this asset, as a result, Management decided to classify the land again as PP&E.

(c)
It consists of the retirement of 5 real properties in August de 2022, the real property named “El Montero” and 4 real properties classified as available-for-sale, pursuant to the accord and satisfaction contract with Fibra FUNO for the total payment of liabilities in benefit of Fibra FUNO in lease agreements. A total loss was incurred on the operation in the amount of $57,804. (See Note 10).

As of December 31, 2023 and 2022, no impairment indicators were identified in this asset class.

If the cost model had been used, the revalued carrying amounts for land and properties as of December 31, 2023 and 2022, would be as follows:

	2023	2022
Lands	$847,745	$653,640
Properties	198,736	126,675
	$1,046,481	$780,315

The revalued amounts include a revaluation surplus of $724,281 and $753,439 in 2023 and 2022, respectively, which is presented as “Other components of equity” and is not available for distribution to stockholders (see Note 16).

Fair value measurement

See Note 24 regarding the measuring of fair value for properties.

Guarantees

At the end of 2023 and 2022, there was one property guaranteeing  the bank loan with Banco Autofin México, S.A. Institución de Banca Múltiple. Likewise, as of December 31, 2023 and 2022, there was an RTG crane under guarantee with ‘PNC Bank, N.A.’ (see Note 13).